Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Line Items]
Amortization expense	$ 101,315	$ 100,689
Cost amortization	77,737	76,952	16,074
Proceeds from sale of buildings		337,941
Land cost		865,720
Accumulated amortization		243,160
Land use rights		559,893
Amortization expense [Member]
Intangible Assets, Net [Line Items]
Amortization expense	101,315	100,689	29,618
Selling, General and Administrative Expenses [Member]
Intangible Assets, Net [Line Items]
Amortization expense	$ 23,578	$ 23,737	$ 13,544